Document and Entity Information	Feb. 20, 2020
Cover [Abstract]
Entity Registrant Name	AUTOLIV INC
Country Region	446
Amendment Flag	false
Entity Central Index Key	0001034670
Document Type	8-K/A
Document Period End Date	Feb. 20, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-12933
Entity Tax Identification Number	51-0378542
Entity Address, Address Line One	Klarabergsviadukten 70, Section B
Entity Address, Address Line Three	Box 70381
Entity Address, Address Line Two	7th Floor
Entity Address, Postal Zip Code	SE-107 24
Entity Address, City or Town	Stockholm
Entity Address, Country	SE
City Area Code	+46 8
Local Phone Number	587 20 600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common stock, $1.00 par value
Trading Symbol	ALV
Security Exchange Name	NYSE